Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Payables and Accruals [Abstract]
Project-related provisions	$ 201,719	$ 126,037
Dividends payable	25,697	24,291
Derivative instruments	17,779	15,422
Acquisition-related liabilities	3,266	15,397
Other	286,888	241,144
Total accrued expenses and other current liabilities	$ 535,349	$ 422,291